RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTIES TRANSACTIONS

Note 14 - RELATED PARTIES TRANSACTIONS:

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Share based compensation expenses:
Research and development income, net	(163)	(529)	(459)
General and administrative expenses	76	19	399

Keyarch Acquisition Corporation [Member]
RELATED PARTIES TRANSACTIONS

Note 5 – Related Party Transactions

Founder Shares

On June 27, 2021, the Sponsor paid $25,000, to cover certain offering costs in consideration for 2,875,000 of the Company’s Class B ordinary shares, par value $0.0001 (the “Founder Shares”). Up to 375,000 Founder Shares are subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. On February 8, 2022, the underwriter exercised its over-allotment option in full, hence, the 375,000 Founder Shares are no longer subject to forfeiture since then.

The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earliest to occur of: (A) 180 days after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On August 14, 2023, the Company issued an aggregate of 2,874,999 Class A ordinary shares to the Sponsor and the Company’s three independent directors, upon the conversion of an equal number of Class B ordinary shares held by the Sponsor and the independent directors (the “Founder Share Conversion”). The 2,874,999 Class A ordinary shares issued in connection with the Founder Share Conversion are subject to the same restrictions as applied to the Class B ordinary shares before the Founder Share Conversion, including, among others, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the prospectus for the Company’s initial public offering. Following the Founder Share Conversion, there were 5,997,317 Class A ordinary shares issued and outstanding and one Class B ordinary share issued and outstanding. The one Class B ordinary share issued and outstanding after the Founder Share Conversion is held by the Sponsor. As a result of the Founder Share Conversion, the Sponsor and the officers and directors of the Company aggregately held 56.1% of the outstanding Class A ordinary shares.

EBC Founder Shares

On August 12, 2021, the Company issued to EarlyBirdCapital and/or its designees 200,000 Class A ordinary shares (the “EBC Founder Shares”) at a price of $0.0001 per share. The Company estimated the fair value of the EBC Founder Shares to be $1,800 based upon the price of the founder shares issued to the Sponsor. The holders of the EBC Founder Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Pursuant to the Business Combination Agreement, the EBC Subscription Agreement and the Underwriting Agreement, the Company has issued one EBC Founder Shares, in book-entry form, in exchange for each outstanding Class A Share held by the entities that were issued pursuant to the EBC Subscription Agreement. The Company has issued 200,000 EBC Founder Shares, without restrictive legend, in aggregate to Early Bird Capital Inc., Haitong International Securities, Steven Levine and David Nussbaum.

Related Party Loans and Due to Affiliate

As of December 31, 2023 and 2022, the Company had $0 and $0 balance outstanding respectively, as due to Affiliate for monthly administrative and support services as per agreement defined below.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On April 18, 2023, the Company issued the First Working Capital Loan Note in the principal amount of up to $250,000 to the Payee. The First Working Capital Loan Note was issued in connection with advances the Payee has made, and may make in the future, to the Company for working capital expenses. The First Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective.

On July 25, 2023, the Company issued the First Extension Note in the aggregate principal amount of up to $180,000 to the Payee, pursuant to which the Payee agreed to loan to the Company up to $180,000 to deposit into the Trust Account for the Public Shares that were not redeemed in connection with the First Extension. The First Extension Note bears no interest and is repayable in full upon the earlier of (a) date of the consummation of an initial Business Combination by the Company and (b) the Company’s liquidation.

On July 25, 2023, the Company issued the Second Working Capital Loan Note in the principal amount of up to $1,000,000 to the Payee. The Second Working Capital Loan Note was issued in connection with advances the Payee may make in the future to the Company for working capital expenses. The Second Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates a Business Combination and (ii) the date that the winding up of the Company is effective.

On December 21, 2023, the Company issued the Third Working Capital Loan Note in the principal amount of up to $600,000 to the Payee. The Third Working Capital Loan Note was issued in connection with advances the Payee has made, and may make in the future, to the Company for working capital expenses. The Third Working Capital Loan Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective.

Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units.

As on December 31, 2023, and 2022, $2,030,000 and $0 of the Related Party Loans in the form of promissory note were outstanding respectively.

In connection with the Closing, the Company, the sponsor and Zooz entered into the Sponsor Note Side Letter, dated as of April 4, 2024, pursuant to which (i) the Company agreed to pay in cash to the sponsor an aggregate amount equal to fifty percent (50%) of the remaining funds in the trust account as of the Closing, after giving effect to the payment of redemptions by the Company’s public shareholders, in excess of 2,000,000 (up to a maximum cash payment equal to the outstanding aggregate obligations under the Pre-Closing Sponsor Notes (as defined below)), and (ii) any remaining outstanding obligations under those certain promissory notes in an aggregate amount of $1,180,000, previously issued by the Company to the sponsor, after payment of the Closing Cash Payment is satisfied at the Closing by the issuance of a new promissory note to the sponsor, as payee, by Zooz and the sponsor, as makers, in the principal amount of $2,030,000. Upon the payment of the Closing Cash Payment and the issuance of the Sponsor Note to the sponsor, all outstanding obligations under the Pre-Closing Sponsor Notes are deemed to have been satisfied in full and the Pre-Closing Sponsor Notes are terminated and will have no further force or effect. Pursuant to business combination as of April 4, 2024, the loan of $2,030,000 has been converted into convertible notes for the same amount.

Administrative Services

The Company agreed to pay the Sponsor a fee of approximately $10,000 per month following the consummation of the IPO until the earlier of the consummation of the Business Combination or liquidation for office and administrative support services. For the year ended December 31, 2023, and 2022, the Company incurred $120,000 and $110,000 respectively.

Pursuant to business combination as on April 4, 2024, the agreement stands terminated and there is no further requirement relating to payment of $10,000 per month to the sponsor.